INITIAL PUBLIC OFFERING (Details) - USD ($)		12 Months Ended
	Oct. 06, 2020	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued		39,451,134
Proceeds from sale of Units in Public Offering			$ 816,810,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued		27,227,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)		$ 0.00005	$ 0.00005
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued	75,000,000	81,681,000
Purchase price, per unit		$ 10.00
Number of shares in a unit		6,681,000
Initial Public Offering. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		1
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Number of shares per unit		1
Initial Public Offering. | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Units in Public Offering	$ 816,810,000
Common shares, par value, (per share)	$ 0.00005
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued		9,000,000